Related Party Transactions - Transactions with existing related parties (Details) - USD ($) $ in Thousands		2 Months Ended	9 Months Ended
	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
FLNG Holdings | Loan to related party
Related Party Transaction [Line Items]
Shareholder loan	$ 20,000
Related party transaction rate	12.00%
Proceeds from related party debt		$ 13,200
Interest receivable		200	$ 200
Avenir | Loan to related party
Related Party Transaction [Line Items]
Shareholder loan		5,300	$ 5,300
Related party transaction rate			7.00%
Related Party | FLNG Holdings
Related Party Transaction [Line Items]
Other receivables		13,384	$ 13,384	$ 0
Related Party | Avenir
Related Party Transaction [Line Items]
Other receivables		$ 7,632	$ 7,632	$ 7,312